Trade receivables, other assets, prepaid expenses and Tax receivables - Summary of other assets and prepaid expenses (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Current receivables from financing activities	€ 7,867	€ 5,693
Non-current receivables from financing activities	7,864	6,838
Receivables from financing activities at amortized cost	15,731	12,531
Current other receivables	3,052	1,391
Other non-current receivables	884	562
Other receivables at amortized cost	3,936	1,953
Current receivables from taxes other than income tax	3,266	3,728
Non-current receivables from taxes other than income tax	958	865
Indirect tax receivables	4,224	4,593
Current defined benefit plan assets	0	39
Non-current defined benefit plan assets	967	924
Defined benefit plan assets	967	963
Derivative operating assets - current	349	256
Derivative operating assets - non-current	57	17
Derivative operating assets	406	273
Current prepaid expenses and other	1,236	1,866
Non-current prepaid expenses and other	395	455
Prepaid expenses and other	1,631	2,321
Other current assets and prepaid expenses	15,770	12,973
Other non-current assets and prepaid expenses	11,125	9,661
Total other assets and prepaid expenses	€ 26,895	€ 22,634